Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions (Details)	12 Months Ended
Sep. 30, 2013 Y
Commitments Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 1	2.73%
Commitments Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 2	0.83%
Commitments Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 3	2.19%
Commitments Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 4	10
Commitments Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 5	4.25
Commitments Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 6	5
Commitments Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 7	71.39%
Commitments Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 8	57.87%
Commitments Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 9	95.25%
Commitments Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 10	0.00%
Commitments Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 11	0.00%